Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable preferred shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.00001428571428
Redeemable preferred shares, issued		519,840,747
Redeemable preferred shares, outstanding		519,840,747
Preferred shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.00001428571428
Preferred shares, authorized	193,480,000	193,480,000
Preferred shares, issued		193,480,000
Preferred shares, outstanding		193,480,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.00001428571428
Ordinary shares, authorized	3,500,000,000	2,786,679,253
Ordinary shares, issued	1,152,740,747	416,920,000
Ordinary shares, outstanding	1,152,740,747	416,920,000